Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Divestitures
Acquisitions

JP Energy Partners

On March 8, 2017, the Partnership completed the acquisition of JPE, an entity controlled by ArcLight affiliates, in a unit-for-unit exchange. In connection with the transaction, each JPE common or subordinated unit held by investors not affiliated with ArcLight was converted into the right to receive 0.5775 of a Partnership common unit, and each JPE common or subordinated unit held by ArcLight affiliates was converted into the right to receive 0.5225 of a Partnership common unit. The Partnership issued a total of 20.2 million of its common units to complete the acquisition, including 9.8 million common units to ArcLight affiliates. Based upon the closing price for our common units on March 8, 2017, the units issued in the exchange had an estimated fair value of $322.2 million.

JPE owns, operates and develops a diversified portfolio of midstream energy assets with three business segments (i) crude oil pipelines and storage, (ii) refined products terminals and storage and (iii) NGL distribution and sales, which together provide midstream infrastructure solutions for the growing supply of crude oil, refined products and NGLs, in the United States.

As both the Partnership and JPE were controlled by ArcLight, the acquisition represents a transaction among entities under common control and is accounted for as a common control transaction in a manner similar to a pooling of interests. Although the Partnership is the legal acquirer, JPE is considered to be the acquirer for accounting purposes as ArcLight obtained control of JPE before it obtained control the Partnership. The accompanying financial statements represent the JPE historical cost basis financial statements, retrospectively adjusted to reflect its acquisition of the Partnership at ArcLight’s historical cost basis effective April 15, 2013, the date on which ArcLight obtained control of the Partnership.

Delta House Investment

On September 18, 2015, the Partnership acquired a 26.3% interest in Pinto Offshore Holdings, LLC ("Pinto"), an entity that owns 49% of the Class A Units of Delta House FPS LLC and of Delta House Oil and Gas Lateral LLC (collectively referred to herein as "Delta House"), a floating production system platform with associated crude oil and gas export pipelines, located in the Mississippi Canyon region of the deepwater Gulf of Mexico ("Delta House").

We acquired our 26.3% non-operated interest in Pinto in exchange for $162.0 million in cash, funded by the proceeds of a public offering of 7.5 million of the Partnership's common units and with borrowings under the Partnership’s Amended and Restated Credit Agreement (the "Credit Agreement"). As a result, we own a minority interest in Pinto, which represents an indirect interest in 12.9% of Delta House's Class A Units. Pursuant to the Pinto LLC Agreement, we have no management control or authority over the day-to-day operations. Our interest in Pinto is accounted for as an equity method investment in the consolidated financial statements.

Because our interest in Delta House was previously owned by an ArcLight affiliate, we recorded our investment at the affiliate's historical cost basis of $65.7 million in Investments in unconsolidated affiliates in our consolidated balance sheets and as an investing activity within the related consolidated statements of cash flows. The amount by which the total consideration exceeded affiliate's historical cost basis was $96.3 million and is recorded as a distribution within the consolidated statements of changes in equity, partners’ capital and noncontrolling interests and as a financing activity in the consolidated statements of cash flows.

On April 25, 2016, the Partnership increased its investment in Delta House through the purchase of 100% of the outstanding membership interests in D-Day Offshore Holdings, LLC (“D-Day”), an Arclight affiliate which owned 1.0% of Delta House Class A Units in exchange for approximately $9.9 million in cash funded with borrowings under our revolving credit agreement.

Because the additional investment in Delta House was previously owned by an ArcLight affiliate, we recorded our investment in D-Day at the affiliate’s historical cost basis of $9.9 million in Investments in unconsolidated affiliates on our consolidated balance sheets and as an investing activity within our condensed consolidated statements of cash flows.

On October 31, 2016, D-Day acquired an additional 6.2% direct interest in Delta House Class A Units from unrelated parties for approximately $48.8 million which was funded with $34.5 million in net proceeds from the issuance of 2,333,333 Series D convertible preferred units ("Series D Preferred Units") to an ArcLight affiliate, plus $14.3 million in cash funded with borrowings under our Credit Agreement. Our share of Delta House earnings is included in the Offshore Pipelines and Services segment gross margin.

Our investments in D-Day and Pinto result in our holding a 20.1% non-operated direct and indirect interests in the Class A units of Delta House as of December 31, 2016. Such interests include a 20.1% interest in Class A Units of Delta House FPS, which are currently entitled to receive 100% of the distributions from Delta House FPS until a certain payout threshold is met. Once the payout threshold is met, approximately 7% of distributions from Delta House FPS will be paid to the Class B membership interests in Delta House FPS.

Emerald Transactions

On April 25, 2016 and April 27, 2016, American Midstream Emerald, LLC (“Emerald”), a wholly-owned subsidiary of the Partnership, entered into two purchase and sale agreements with Emerald Midstream, LLC, an ArcLight affiliate, for the purchase of membership interests in certain midstream entities.

On April 25, 2016, Emerald entered into the first purchase and sale agreement for the purchase of membership interests in entities that own and operate natural gas pipeline systems and NGL pipelines in and around Louisiana, Alabama, Mississippi, and the Gulf of Mexico (the “Pipeline Purchase Agreement”). Pursuant to the Pipeline Purchase Agreement, Emerald acquired (i) 49.7% of the issued and outstanding membership interests of in Destin Pipeline Company, L.L.C. (“Destin”), (ii) 16.7% of the issued and outstanding membership interests of Tri-States NGL Pipeline, L.L.C. ("Tri-States"), and (iii) 25.3% of the issued and outstanding membership interests of Wilprise Pipeline Company, L.L.C. (“Wilprise”), in exchange for approximately $183.6 million (the “Pipeline Transaction”).

The Destin pipeline is a FERC-regulated, 255-mile natural gas transportation system with total capacity of 1.2 Bcf/d. The system originates offshore in the Gulf of Mexico and includes connections with four producing platforms and six producer-operated laterals, including Delta House. The 120-mile offshore portion of the Destin system terminates at the Pascagoula processing plant, which is owned by Enterprise Products Partners, LP, and is the single source of raw natural gas to the plant. The onshore portion of Destin is the sole delivery point for merchant-quality gas from the Pascagoula processing plant and extends 135 miles north in Mississippi. Destin currently serves as the primary transfer of gas flows from the Barnett and Haynesville shale plays to Florida markets through interconnections with major interstate pipelines. Contracted volumes on the Destin pipeline are based on life-of-field dedications, dedicated volumes over a given period, or interruptible volumes as capacity permits. We became the operator of the Destin pipeline on November 1, 2016. The Tri-States pipeline is a FERC-regulated, 161-mile NGL pipeline and sole form of transport to Louisiana-based fractionators for NGLs produced at the Pascagoula plant served by Destin and other facilities. The Wilprise pipeline is a FERC-regulated, approximately 30-mile NGL pipeline that originates at the Kenner Junction and terminates in Sorrento, Louisiana, where volumes flow via pipeline to a Baton Rouge fractionator.

On April 27, 2016, Emerald entered into a second purchase and sale agreement for the purchase of 66.7% of the issued and outstanding membership interests of Okeanos Gas Gathering Company, LLC ("Okeanos"), in exchange for a cash purchase price of approximately $27.4 million (such Purchase and Sale Agreement, the “Okeanos Purchase Agreement,” and such transaction, the “Okeanos Transaction,” and together with the Pipeline Transaction, the “Emerald Transactions”). The Okeanos pipeline is a 100-mile natural gas gathering system located in the Gulf of Mexico with a total capacity of 1.0 Bcf/d. The Okeanos pipeline connects two platforms and one lateral, terminating at the Destin Main Pass 260 platform in the Mississippi Canyon region of the Gulf of Mexico. Contracted volumes on the Okeanos pipeline are based on life-of-field dedication. We became the operator of the Okeanos pipeline on November 1, 2016.

The Partnership funded the aggregate purchase price for the Emerald Transactions with the issuance of 8,571,429 Series C convertible preferred units (the “Series C Units”) representing limited partnership interests in the Partnership and a warrant (the “ Series C Warrant”) to purchase up to 800,000 common units representing limited partnership interests in the Partnership (“common units”) at an exercise price of $7.25 per common unit amounting to a combined value of approximately $120.0 million, plus additional borrowings of $91.0 million under our Credit Agreement. ArcLight affiliates hold and participate in distributions on our Series C Units with such distributions being made in paid-in-kind Series C Units, cash or a combination thereof at the election of the Board of Directors of our General Partner. Our share of earnings of the entities underlying the Emerald transaction is included in the Liquid Pipelines and Services segment gross margin.

Because our interests in the entities underlying the Emerald Transactions were previously owned by an ArcLight affiliate, we recorded our investments at the affiliate’s historical cost basis of $212.0 million, in Investment in unconsolidated affiliates in our consolidated balance sheets, and as an investing activity of $100.9 million within the consolidated statements of cash flows. The amount by which the affiliate's historical basis exceeded total consideration paid was $1.0 million and is recorded as a contribution from our General Partner in the consolidated statements of changes in partners’ capital and noncontrolling interests.

Gulf of Mexico Pipeline

On April 15, 2016, American Panther LLC, ("American Panther"), a 60%-owned subsidiary of the Partnership, acquired approximately 200 miles of crude oil, natural gas, and salt water onshore and offshore Gulf of Mexico pipelines (“Gulf of Mexico Pipeline”) from Chevron Pipeline Company and Chevron Midstream Pipeline, LLC for approximately $2.7 million in cash and the assumption of certain asset retirement obligations. The Partnership controls American Panther and therefore consolidates it for financial reporting purposes.

The American Panther acquisition was accounted for using the acquisition method of accounting and as a result, the purchase price was allocated to the assets acquired and liabilities assumed based on their respective estimated fair values as of the acquisition date. The purchase price allocation included $16.6 million in pipelines, $0.4 million in land, $14.3 million in asset retirement obligations, and $1.8 million in noncontrolling interests.
American Panther contributed revenue of $13.2 million and operating income of $7.4 million to the Partnership for the year ended December 31, 2016. Such amounts are included in the Partnership’s Offshore Pipelines and Services segment. During the year ended December 31, 2016, the Partnership incurred $0.3 million of transaction costs related to the American Panther acquisition which are included in Corporate expenses in our consolidated statements of operations for the periods.
Unaudited pro forma financial information depicting what the Partnership's revenue, net income and per unit amounts would have been had the American Panther acquisition occurred on January 1, 2016, is not available because Chevron Pipeline Company and Chevron Midstream Pipeline, LLC did not historically operate the acquired assets as a standalone business.

Southern Propane Inc.

On May 8, 2015, we acquired substantially all of the assets of Southern Propane Inc. (“Southern”), a Houston-based industrial and commercial propane distribution and logistics company. The acquisition expanded the asset base and market share of our Propane Marketing Services segment, specifically the acceleration of our entry into the Houston, Texas market, as well as expansion of our industrial, non-seasonal customers. The total purchase price of $16.3 million consisted of a $12.5 million cash payment that was paid on the acquisition date, and which was funded through the use of borrowings from our revolving credit facility, a $0.1 million cash payment to the seller as the final working capital adjustment, the issuance of 266,951 common units valued at $3.4 million and a contingent earn-out liability with an acquisition date fair value of $0.3 million. The gross profit targets were not achieved and the remaining $0.2 million liability was released to income in 2016.

The $16.3 million purchase price was allocated to customer relationship intangible assets of $6.2 million, goodwill of $5.8 million, property, plant and equipment of $3.0 million, accounts receivable of $1.0 million and other intangible assets of $0.3 million. Goodwill associated with the acquisition principally results from synergies expected from integrated operations. The fair values of the acquired intangible assets were estimated by applying the income approach which is based on significant inputs that are not observable in the market and represents a Level 3 measurement. The customer relationship assets are being amortized over a weighted average useful life of 12 years. The Southern acquisition is part of the Propane Business that was sold in September 2017, see Note 3 for additional information regarding the sale of the Propane Business.

Costar Acquisition

On October 14, 2014, the Partnership acquired 100% of the membership interests of Costar Midstream, L.L.C. ("Costar") from Energy Spectrum Partners VI LP and Costar Midstream Energy, LLC, in exchange for cash and common units with an aggregate value of $405.3 million. Costar is an onshore gathering and processing company with its primary gathering, processing, fractionation, and off-spec condensate treating and stabilization assets in East Texas and the Permian basin, with a significant crude oil gathering system project in the Bakken oil play.

The Costar acquisition was accounted for using the acquisition method of accounting and as a result, the purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values as of the acquisition date. The excess of the aggregate purchase price of the fair values of the assets acquired, liabilities assumed and the noncontrolling interest was classified as goodwill, which was attributable to future prospective customer agreements expected to be obtained as a result of the acquisition. The operating systems acquired have been included in the Partnership’s Gathering and Processing segment from the acquisition date.

During 2015, the Partnership reached agreements with the Costar sellers regarding certain matters which resulted in a return of $7.4 million of cash to the Partnership and related reductions in the goodwill initially recorded. Additionally, in February 2016, the Partnership reached a settlement of certain indemnification claims with the Costar sellers whereby 1,034,483 common units held in escrow with a fair value of $6.8 million were returned to the Partnership, while the Partnership agreed to pay the Costar sellers an additional $0.3 million. The net impact of this settlement was recorded as a reduction in property, plant and equipment in the first quarter of 2016. The Partnership recognized a $95.0 million impairment of the remaining Costar goodwill in fourth quarter of 2015.

Lavaca Acquisition

On January 31, 2014, the Partnership acquired approximately 120 miles of high- and low-pressure pipelines and associated facilities located in the Eagle Ford shale in Gonzales and Lavaca Counties, Texas from Penn Virginia Corporation (NYSE: PVA) ("PVA") for $104.4 million in cash. The Lavaca acquisition was financed with proceeds from the Partnership's January 2014 equity offering and from the issuance of Series B Units to our General Partner.

The Lavaca acquisition was accounted for using the acquisition method of accounting and, as a result, the purchase price was allocated to the assets acquired upon their respective fair values as of the acquisition date. The excess of the purchase price over the fair value of the assets acquired was classified as goodwill, which was attributable to future prospective customer agreements expected to be obtained as a result of the acquisition. The operating systems acquired have been included in the Partnership’s Gathering and Processing segment from the acquisition date. The Partnership recognized a $23.6 million impairment of the remaining Lavaca goodwill in the fourth quarter of 2015.

JP Development

On February 12, 2014, JPE acquired a variety of midstream assets from JP Energy Development, LP (“JP Development”), an entity controlled by ArcLight, for $319.1 million, comprised of 5,841,205 of JPE Class A Common Units and $52.0 million in cash funded by borrowings under JPE’s revolving credit facility. As both JPE and JP Development were controlled by ArcLight, the acquisition represented a transaction among entities under common control and was accounted for as a common control transaction in a manner similar to a pooling of interests. In connection with the acquisition, ArcLight forgave related amounts receivable totaling $4.3 million. The cash portion of the purchase less the receivable forgiven has been reflected as a unitholder distribution for the JP Development transaction in the consolidated statement of equity and partners’ capital for the year ended December 31, 2014.